PRINCIPAL ACCOUNTING POLICIES - Deferred revenue (Details) - CNY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Product Warranty Liability [Line Items]
Deferred revenue	¥ 20.0	¥ 23.3
Warranty liabilities	¥ 2.3	¥ 2.3